Offerings - Offering: 1	May 14, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 13,698,200.00
Amount of Registration Fee	$ 1,269.82
Offering Note	(1) Registrant has elected to pay the filing fees on a deferred basis pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933. (2) Previously paid - Accession No. [0001104659-21-140026]